Schedule II - Valuation and Qualifying Accounts (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	$ 1,100	$ 1,269	$ 2,119
Charged/(Credit) to Expense	(314)	(52)	(733)
Charged to Other Accounts	25
Deductions		(117)	(117)
Balance at End of Period	$ 811	$ 1,100	$ 1,269